Financial risk management - Maturity analysis of financial liabilities (Details) - Liquidity risk $ in Millions	Dec. 31, 2017 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities	$ 28,138
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	11,599
Loans
Schedule of maturity of financial liabilities
Financial liabilities	14,103
Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	2,345
Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	91
Due
Schedule of maturity of financial liabilities
Financial liabilities	319
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	319
January 2018 thru December 2018
Schedule of maturity of financial liabilities
Financial liabilities	16,678
January 2018 thru December 2018 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	11,164
January 2018 thru December 2018 | Loans
Schedule of maturity of financial liabilities
Financial liabilities	3,389
January 2018 thru December 2018 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	2,055
January 2018 thru December 2018 | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	70
January 2019 thru December 2019
Schedule of maturity of financial liabilities
Financial liabilities	3,317
January 2019 thru December 2019 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	66
January 2019 thru December 2019 | Loans
Schedule of maturity of financial liabilities
Financial liabilities	3,043
January 2019 thru December 2019 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	187
January 2019 thru December 2019 | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	21
January 2020 thru December 2020
Schedule of maturity of financial liabilities
Financial liabilities	2,788
January 2020 thru December 2020 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	45
January 2020 thru December 2020 | Loans
Schedule of maturity of financial liabilities
Financial liabilities	2,687
January 2020 thru December 2020 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	56
January 2021 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities	5,036
January 2021 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	5
January 2021 and thereafter | Loans
Schedule of maturity of financial liabilities
Financial liabilities	4,984
January 2021 and thereafter | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	$ 47